Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pre-effective Amendment No. 1
Document Period End Date	Dec. 31, 2014
Trading Symbol	ECR
Entity Registrant Name	Eclipse Resources Corp
Entity Central Index Key	0001600470
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer